Satellites and Other Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Satellites and Other Property and Equipment, Net

Satellites and other property and equipment, net were comprised of the following (in thousands):

	As of December 31, 2015	As of December 31, 2016
Satellites and launch vehicles	$9,810,941	$10,363,771
Information systems and ground segment	641,741	727,929
Buildings and other	241,273	250,369

Total cost	10,693,955	11,342,069
Less: accumulated depreciation	(4,705,638)	(5,156,227)

Total	$5,988,317	$6,185,842